Significant Accounting Policies - Summary of Presentation Of Opening Balancesheet of IFRS 16 Explanatory (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017	[1]	Jan. 01, 2017	Dec. 31, 2016
Statement [line items]
Total current assets	$ 4,579	$ 3,421	[1]	$ 3,636			$ 4,273
Property, machinery and equipment, net and assets for the right-of-use, net	11,850	12,454	[1]	12,782			11,958
Deferred income tax assets	627	618	[1]	783			774
Other items of non-current assets		12,688					12,813
Total non-current assets	24,784	25,760	[1]	26,248			25,545
TOTAL ASSETS	29,363	29,181	[1]	29,884			29,818
Short-term other financial obligations	1,381	855	[1]	1,176			725
Other items of current liabilities		3,940					3,571
Total current liabilities	5,409	4,795	[1]	5,906			4,296
Long-term other financial obligations	1,044	1,592	[1]	1,577			2,068
Deferred income tax liabilities	720	748	[1]	795			946
Other items of non-current liabilities		10,993					13,118
Total non-current liabilities	13,130	13,333	[1]	13,380			16,132
TOTAL LIABILITIES	18,539	18,128	[1]	19,286			20,428
Retained earnings	1,621	1,622	[1]	1,115			829
Other items of controlling interest		7,859					7,002
Total controlling interest	9,321	9,481	[1]	9,027			7,831
Non-controlling interest and perpetual debentures	1,503	1,572	[1]	1,571			1,559
TOTAL STOCKHOLDERS' EQUITY	10,824	11,053	[1]	10,598	$ 10,598		9,390	$ 9,494
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 29,363	29,181	[1]	$ 29,884			29,818
Increase (decrease) due to application of IFRS 16 [member]
Statement [line items]
Total current assets							0
Property, machinery and equipment, net and assets for the right-of-use, net		1,031					851
Deferred income tax assets		26					23
Other items of non-current assets							0
Total non-current assets		1,057					874
TOTAL ASSETS		1,057					874
Short-term other financial obligations		207					163
Total current liabilities		207					163
Long-term other financial obligations		980					815
Deferred income tax liabilities		(10)
Total non-current liabilities		970					815
TOTAL LIABILITIES		1,177					978
Retained earnings		(120)					(104)
Total controlling interest		(120)					(104)
TOTAL STOCKHOLDERS' EQUITY		(120)					(104)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,057					874
Previously stated [member]
Statement [line items]
Total current assets		3,421					4,273
Property, machinery and equipment, net and assets for the right-of-use, net		11,423					11,107
Deferred income tax assets		592					751
Other items of non-current assets		12,688					12,813
Total non-current assets		24,703					24,671
TOTAL ASSETS		28,124					28,944
Short-term other financial obligations		648					562
Other items of current liabilities		3,940					3,571
Total current liabilities		4,588					4,133
Long-term other financial obligations		612					1,253
Deferred income tax liabilities		758					946
Other items of non-current liabilities		10,993					13,118
Total non-current liabilities		12,363					15,317
TOTAL LIABILITIES		16,951					19,450
Retained earnings		1,742					933
Other items of controlling interest		7,859					7,002
Total controlling interest		9,601					7,935
Non-controlling interest and perpetual debentures		1,572					1,559
TOTAL STOCKHOLDERS' EQUITY		11,173					9,494
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 28,124					$ 28,944

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.